Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue		₩ 68,986,938	₩ 73,459,408	₩ 77,056,549
Interest income		533,307	576,782	502,147
Interest expenses		(1,091,462)	(1,051,511)	(1,001,290)
Depreciation and amortization		(4,159,223)	(3,984,460)	(3,823,280)
Impairment loss on property, plant and equipment and others		(194,984)	(673,755)	(405,753)
Share of profit (loss) of equity-accounted investees, net		349,910	(256,458)	269,678
Income tax expense		(612,135)	(320,954)	(789,367)
Segment profits (losses)		527,023	1,005,276	1,846,059
Segment total assets		105,287,678	103,443,735
Segment total liabilities		42,894,966	42,000,967
External customers [member]
Disclosure of operating segments [line items]
Revenue		(107,948)	771,265	(70,648)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue		117,240,806	125,013,953	127,080,006
Interest income		653,047	662,099	577,336
Interest expenses		(1,305,023)	(1,285,679)	(1,180,096)
Depreciation and amortization		(4,261,180)	(4,058,664)	(3,845,492)
Impairment loss on property, plant and equipment and others		(205,536)	(660,275)	(409,552)
Share of profit (loss) of equity-accounted investees, net		(340,764)	(1,137,480)	(383,220)
Income tax expense		(657,907)	(294,895)	(842,059)
Segment total assets	[1]	170,842,653	165,497,714
Segment total liabilities	[1]	54,801,990	53,072,062
Reportable segments [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		117,240,806	125,013,953	127,080,006
Interest income		653,047	662,099	577,336
Interest expenses		(1,305,023)	(1,285,679)	(1,180,096)
Depreciation and amortization		(4,261,180)	(4,058,664)	(3,845,492)
Impairment loss on property, plant and equipment and others		(205,536)	(660,275)	(409,552)
Share of profit (loss) of equity-accounted investees, net		(340,764)	(1,137,480)	(383,220)
Income tax expense		(657,907)	(294,895)	(842,059)
Segment profits (losses)		1,124,885	2,099,066	2,911,247
Segment total assets		170,842,653	165,497,714	160,850,203
Investment in subsidiaries, associates and joint ventures		59,143,953	55,514,284	53,915,345
Acquisition of non-current assets		6,421,674	9,761,879	7,516,879
Segment total liabilities		54,801,990	53,072,062	51,853,327
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenue		69,094,886	72,688,143	77,127,197
Reportable segments [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		69,094,886	72,688,143	77,127,197
Reportable segments [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		48,145,920	52,325,810	49,952,809
Reportable segments [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		28,990,523	33,365,079	31,891,492
Reportable segments [member] | Steel [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		59,398,844	62,200,920	63,538,698
Interest income		265,247	279,469	281,530
Interest expenses		(642,769)	(699,586)	(718,937)
Depreciation and amortization		(3,157,768)	(3,166,418)	(3,044,565)
Impairment loss on property, plant and equipment and others		(74,950)	(273,160)	(305,437)
Share of profit (loss) of equity-accounted investees, net		78,456	(321,718)	(182,668)
Income tax expense		(425,319)	(306,337)	(595,457)
Segment profits (losses)		1,151,885	691,477	1,241,211
Segment total assets		65,563,164	66,585,437	66,224,069
Investment in subsidiaries, associates and joint ventures		4,853,061	4,339,321	3,855,038
Acquisition of non-current assets		2,740,237	3,589,327	3,748,163
Segment total liabilities		22,346,902	24,375,388	24,154,043
Reportable segments [member] | Steel [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		37,284,859	39,104,095	40,393,273
Reportable segments [member] | Steel [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		22,113,985	23,096,825	23,145,425
Reportable segments [member] | Steel [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		13,410,240	15,038,824	15,293,780
Reportable segments [member] | Infrastructure Trading [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		42,220,911	42,903,253	42,943,752
Interest income		71,820	72,208	66,398
Interest expenses		(294,752)	(308,671)	(284,056)
Depreciation and amortization		(550,848)	(492,626)	(508,161)
Impairment loss on property, plant and equipment and others		(102,427)	(36,161)	(9,826)
Share of profit (loss) of equity-accounted investees, net		(66,743)	(142,090)	(37,368)
Income tax expense		(127,340)	(189,573)	(239,164)
Segment profits (losses)		562,687	536,684	723,929
Segment total assets		23,642,210	21,012,507	19,650,557
Investment in subsidiaries, associates and joint ventures		4,373,069	3,080,324	2,933,140
Acquisition of non-current assets		917,829	916,654	553,955
Segment total liabilities		13,197,558	12,152,036	11,842,508
Reportable segments [member] | Infrastructure Trading [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		23,744,104	22,803,773	24,033,506
Reportable segments [member] | Infrastructure Trading [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		18,476,807	20,099,480	18,910,246
Reportable segments [member] | Infrastructure Trading [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		8,320,896	9,427,415	8,906,571
Reportable segments [member] | Infrastructure Construction [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		7,228,333	9,829,578	10,267,503
Interest income		166,612	158,867	100,682
Interest expenses		(158,004)	(146,885)	(105,102)
Depreciation and amortization		(77,880)	(77,355)	(66,854)
Impairment loss on property, plant and equipment and others		(1,124)	(8,420)	(28,031)
Share of profit (loss) of equity-accounted investees, net		(59,415)	(111,476)	13,632
Income tax expense		165,765	(18,387)	(95,364)
Segment profits (losses)		(565,450)	(194,292)	183,453
Segment total assets		9,797,114	9,270,877	9,631,691
Investment in subsidiaries, associates and joint ventures		243,420	276,994	481,672
Acquisition of non-current assets		24,041	29,033	119,438
Segment total liabilities		6,662,955	5,627,404	5,589,827
Reportable segments [member] | Infrastructure Construction [Member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		5,615,425	7,473,006	8,301,130
Reportable segments [member] | Infrastructure Construction [Member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,612,908	2,356,572	1,966,373
Reportable segments [member] | Infrastructure Construction [Member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,536,259	2,233,541	1,864,723
Reportable segments [member] | Infrastructure Logistics and Others [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		3,554,224	4,139,201	3,945,953
Interest income		14,037	18,902	15,837
Interest expenses		(10,091)	(12,169)	(14,091)
Depreciation and amortization		(61,323)	(61,578)	(54,219)
Impairment loss on property, plant and equipment and others		(69)	(10,518)	0
Share of profit (loss) of equity-accounted investees, net		0	0	0
Income tax expense		(30,729)	(46,996)	(39,250)
Segment profits (losses)		61,045	104,022	170,959
Segment total assets		2,041,956	2,592,169	2,476,842
Investment in subsidiaries, associates and joint ventures		26,859	12,165	9,999
Acquisition of non-current assets		215,973	252,499	137,237
Segment total liabilities		784,391	1,003,673	993,071
Reportable segments [member] | Infrastructure Logistics and Others [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		308,698	421,742	470,613
Reportable segments [member] | Infrastructure Logistics and Others [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		3,245,526	3,717,459	3,475,340
Reportable segments [member] | Infrastructure Logistics and Others [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		3,213,965	3,694,427	3,431,594
Reportable segments [member] | Rechargeable Battery Materials [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		3,338,386	3,829,851	4,821,886
Interest income		33,093	47,525	39,339
Interest expenses		(163,332)	(117,040)	(57,638)
Depreciation and amortization		(387,604)	(240,723)	(155,567)
Impairment loss on property, plant and equipment and others		(26,967)	(331,717)	(55,601)
Share of profit (loss) of equity-accounted investees, net		(4,598)	(170,122)	(67,248)
Income tax expense		56,431	203,475	13,281
Segment profits (losses)		(592,030)	(634,860)	(235,603)
Segment total assets		17,624,390	15,090,058	10,909,515
Investment in subsidiaries, associates and joint ventures		3,557,211	2,397,830	1,550,524
Acquisition of non-current assets		2,218,337	4,717,540	2,795,447
Segment total liabilities		7,827,176	7,347,647	4,972,568
Reportable segments [member] | Rechargeable Battery Materials [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		2,096,318	2,812,549	3,816,042
Reportable segments [member] | Rechargeable Battery Materials [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,242,068	1,017,302	1,005,844
Reportable segments [member] | Rechargeable Battery Materials [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,080,601	959,313	972,511
Reportable segments [member] | Other reportable segment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,500,108	2,111,150	1,562,214
Interest income		102,238	85,128	73,550
Interest expenses		(36,075)	(1,328)	(272)
Depreciation and amortization		(25,757)	(19,964)	(16,126)
Impairment loss on property, plant and equipment and others		1	(299)	(10,657)
Share of profit (loss) of equity-accounted investees, net		(288,464)	(392,074)	(109,568)
Income tax expense		(296,715)	62,923	113,895
Segment profits (losses)		506,748	1,596,035	827,298
Segment total assets		52,173,819	50,946,666	51,957,529
Investment in subsidiaries, associates and joint ventures		46,090,333	45,407,650	45,084,972
Acquisition of non-current assets		305,257	256,826	162,639
Segment total liabilities		3,983,008	2,565,914	4,301,310
Reportable segments [member] | Other reportable segment [member] | External customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		45,482	72,978	112,633
Reportable segments [member] | Other reportable segment [member] | Internal customers [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		1,454,626	2,038,172	1,449,581
Reportable segments [member] | Other reportable segment [member] | Intersegment [member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue		₩ 1,428,562	₩ 2,011,559	₩ 1,422,313

[1]	As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.